Submission	Sep. 23, 2024
Submission [Line Items]
Central Index Key	0000874766
Registrant Name	HARTFORD FINANCIAL SERVICES GROUP, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES